UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21574

 NAME OF REGISTRANT:                     Eaton Vance Floating-Rate
                                         Income Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2004 - 06/30/2005

ITEM 1. PROXY VOTING RECORD

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i) Whether the registrant cast its vote for or against management.


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Eaton Vance Floating-Rate Income Trust
-------------------------------------------------------------------------------------------------

 CITIGROUP INVESTMENTS CORP LOAN FUND                                                        Agenda Number:  932252719
-------------------------------------------------------------------------------------------------
        Security:  17307C107
    Meeting Type:  Annual
    Meeting Date:  28-Jan-2005
          Ticker:  TLI
            ISIN:
-------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       ROBERT A. FRANKEL                                         Mgmt          For                            For
       GEORGE M. PAVIA                                           Mgmt          For                            For




-------------------------------------------------------------------------------------------------
 CITIGROUP INVESTMENTS CORP LOAN FUND                                                        Agenda Number:  932332288
-------------------------------------------------------------------------------------------------
        Security:  17307C107
    Meeting Type:  Special
    Meeting Date:  31-May-2005
          Ticker:  TLI
            ISIN:
-------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO APPROVE A NEW SUB-INVESTMENT ADVISORY AGREEMENT        Mgmt          For                            For
       AMONG SMITH BARNEY FUND MANAGEMENT LLC, CITIGROUP
       INVESTMENTS CORPORATE LOAN FUND INC. AND CITIGROUP
       ALTERNATIVE INVESTMENTS LLC.




-------------------------------------------------------------------------------------------------
 CROWN CASTLE INTERNATIONAL CORP.                                                            Agenda Number:  932318923
-------------------------------------------------------------------------------------------------
        Security:  228227104
    Meeting Type:  Annual
    Meeting Date:  26-May-2005
          Ticker:  CCI
            ISIN:
-------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       DALE N. HATFIELD                                          Mgmt          For                            For
       LEE W. HOGAN                                              Mgmt          For                            For
       ROBERT F. MCKENZIE                                        Mgmt          For                            For
       ROBERT E. GARRISON II                                     Mgmt          For                            For

02     THE RATIFICATION OF THE APPOINTMENT OF KPMG               Mgmt          For                            For
       LLP AS THE COMPANY S INDEPENDENT PUBLIC ACCOUNTANTS
       FOR 2005.




-------------------------------------------------------------------------------------------------
 ING PRIME RATE TRUST                                                                        Agenda Number:  932350616
-------------------------------------------------------------------------------------------------
        Security:  44977W106
    Meeting Type:  Annual
    Meeting Date:  16-Jun-2005
          Ticker:  PPR
            ISIN:
-------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       JOHN V. BOYER                                             Mgmt          For                            For
       J. MICHAEL EARLEY                                         Mgmt          For                            For
       R. BARBARA GITENSTEIN                                     Mgmt          For                            For
       PATRICK W. KENNY                                          Mgmt          For                            For
       THOMAS J. MCINERNEY                                       Mgmt          For                            For
       DAVID W.C. PUTNAM                                         Mgmt          For                            For
       JOHN G. TURNER                                            Mgmt          For                            For
       ROGER B. VINCENT                                          Mgmt          For                            For
       RICHARD A. WEDEMEYER                                      Mgmt          For                            For




-------------------------------------------------------------------------------------------------
 TRUMP HOTELS & CASINO RESORTS                                                               Agenda Number:  932266922
-------------------------------------------------------------------------------------------------
        Security:  897907AA9
    Meeting Type:  Consent
    Meeting Date:  23-Mar-2005
          Ticker:
            ISIN:
-------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     PLAN OF REORGANIZATION                                    Mgmt          For                            For



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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Floating-Rate Income Trust
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/30/2005